Schedule of Assets (Held at End of Year) (Details) - EBP 020 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	72-1229752
Plan number	020
Current value	$ 836,431
Deemed loan distributions	$ 244	$ 91
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	8.00%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%